RULE 497 DOCUMENT

The interactive data file included as an exhibit to this Rule 497(e) filing relates to, and incorporates by reference, the supplement dated August 14, 2014 to the Prospectus and Summary Prospectus for Multi-Manager Alternatives Fund that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on August 14, 2014 (Accession No. 0000930413-14-003662).